Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Cables Business USD ($)	Dec. 31, 2014 Cables Business BRL	Dec. 31, 2014 Contingencies for regulatory, compliance and legal matters USD ($)	Dec. 31, 2013 Contingencies for regulatory, compliance and legal matters USD ($)
Contingencies - Environmental
Impact of environmental obligations on income(loss) from discontinued operations, net of tax	$ 41
Other provisions	37	37
Other non-current liabilities	116	109
Total	153	146
Contingencies - Regulatory, Compliance and Legal
Litigation settlement amount			1.0	1.5
Accrued loss contingency related to regulatory compliance and legal contingencies					$ 147	$ 245